Consolidated Statements of Changes in Equity - USD ($)	Share capital [Member]	Contributed surplus [Member]	Equity component of convertible debentures [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Oct. 31, 2021	$ 86,815,836	$ 28,197,382	$ 14,004	$ (118,498,500)	$ (3,471,278)
Beginning Balance (Shares) at Oct. 31, 2021	435,737,734				435,737,734
Private placements of shares for cash	$ 207,588				$ 207,588
Private placements of shares for cash (Shares)	5,012,450				5,012,450
Share issuance costs	$ (25,591)				$ (25,591)
Shares issued on settlement of accounts payable	$ 22,460				$ 22,460
Shares issued on settlement of accounts payable (Shares)	413,674				413,674
Convertible debentures converted into common shares	$ 764,432				$ 764,432
Convertible debentures converted into common shares (Shares)	26,443,820				26,443,820
Expiry of convertible debenture conversion option		1,258,388	(1,258,388)
Renewal of convertible debentures		(2,037,524)	2,037,524
Stock-based compensation		41,484			$ 41,484
Net loss and comprehensive loss				(2,287,095)	(2,287,095)
Ending Balance at Oct. 31, 2022	$ 87,784,725	27,459,730	793,140	(120,785,595)	$ (4,748,000)
Ending Balance (Shares) at Oct. 31, 2022	467,607,678				467,607,678
Private placements of shares for cash	$ 535,525				$ 535,525
Private placements of shares for cash (Shares)	9,864,500				9,864,500
Share issuance costs	$ (25,586)				$ (25,586)
Convertible debentures converted into common shares	$ 1,742,226		(85,804)		$ 1,656,422
Convertible debentures converted into common shares (Shares)	30,346,660				30,346,660
Exercise of stock options	$ 434,822	(220,682)			$ 214,140
Exercise of stock options (Shares)	2,550,000				2,550,000
Expiry of stock options		(75,033)		75,033
Expiry of convertible debenture conversion option		793,139	(793,139)
Renewal of convertible debentures		(3,306,276)	3,306,276
Stock-based compensation		217,965			$ 217,965
Net loss and comprehensive loss				(2,691,670)	(2,691,670)
Ending Balance at Oct. 31, 2023	$ 90,471,712	24,868,843	3,220,473	(123,402,232)	$ (4,841,204)
Ending Balance (Shares) at Oct. 31, 2023	510,368,838				510,368,838
Private placements of shares for cash	$ 439,155				$ 439,155
Private placements of shares for cash (Shares)	24,478,227				24,478,227
Share issuance costs	$ (24,520)				$ (24,520)
Broker warrants issued	(3,909)	3,909
Shares issued on settlement of accounts payable	$ 79,167				$ 79,167
Shares issued on settlement of accounts payable (Shares)	1,333,333				1,333,333
Convertible debentures converted into common shares	$ 716,674		(35,973)		$ 680,701
Convertible debentures converted into common shares (Shares)	36,805,300				36,805,300
Expiry of stock options		(78,915)		78,915
Expiry of convertible debenture conversion option		3,220,473	(3,220,473)
Renewal of convertible debentures		(732,644)	732,644
Stock-based compensation		6,517			$ 6,517
Net loss and comprehensive loss				(3,062,798)	(3,062,798)
Ending Balance at Oct. 31, 2024	$ 91,678,279	$ 27,288,183	$ 696,671	$ (126,386,115)	$ (6,722,982)
Ending Balance (Shares) at Oct. 31, 2024	572,985,698				572,985,698